11. Segmented information (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Segmented information
Identifiable Assets	$ 54,515	$ 61,662
United States [Member]
Segmented information
Identifiable Assets	40,220	38,323
Canada [Member]
Segmented information
Identifiable Assets	13,455	22,501
Other [Member]
Segmented information
Identifiable Assets	$ 840	$ 838